Share-Based Compensation - Schedule of Share-Based Compensation Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ (1,080,190)	$ 4,992,881
Selling expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	127,880	1,093
General and administrative expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	(1,208,337)	4,991,788
R&D expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 267